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                                                   Filed pursuant to Rule 497(e)
                                             Registration Statement No. 33-44782

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                                                                   June 17, 2004
[MORGAN STANLEY LOGO]                                                 Supplement

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                      SUPPLEMENT DATED JUNE 17, 2004 TO THE

               PROSPECTUS OF MORGAN STANLEY FLEXIBLE INCOME TRUST

                             DATED DECEMBER 30, 2003

The following paragraph is hereby added to the "Additional Investment Strategy Information" section of the Fund's prospectus:

      TARGETED RETURN INDEX SECURITIES ("TRAINs"). Up to 10% of the Fund's net assets may be invested in TRAINs. A TRAIN is a structured, pooled investment vehicle that permits investment in a diversified portfolio of fixed income securities without the brokerage and other expenses associated with directly holding small positions in individual securities.

The following paragraph is hereby added to the "Additional Risk Information" section of the Fund's prospectus:

      TRAINs. The Fund may invest in Targeted Return Index Securities (TRAINs) which are investment vehicles structured as trusts. Each trust represents an undivided investment interest in the pool of securities (generally high yield securities) underlying the trust without the brokerage and other expenses associated with holding small positions in individual securities. TRAINs are not registered under the Securities Act of 1933 ("Securities Act") or the Investment Company Act of 1940 and therefore must be held by qualified purchasers and resold to qualified institutional buyers pursuant to Rule 144A under the Securities Act. Investments in certain TRAINs may have the effect of increasing the level of Fund illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE








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